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MML iShares 80/20 Allocation Fund
MML iShares® 80/20 Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML iShares 80/20 Allocation Fund		Class II	Service Class I
Management Fees		0.30%	0.30%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.34%	0.34%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.68%	0.93%
Expense Reimbursement		(0.18%)	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.50%	0.75%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.50% and 0.75% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML iShares 80/20 Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	51	199	361	830
Service Class I	77	278	497	1,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period February 11, 2022 (commencement of operations) through December 31, 2022, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (“MML Advisers”), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in
iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock.
The Fund typically invests approximately 80% of its net assets in equity ETFs and approximately 20% of its net assets in fixed income ETFs. Equity ETFs may include funds that provide exposures to, among other things, domestic and international equity securities, including common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size, as well as real estate investment trusts (“REITs”). Fixed income ETFs may include funds that provide exposures to, among other things, domestic and non-U.S. bonds, U.S. Government securities, non-U.S. sovereign obligations, mortgage-backed securities, securities below investment grade (“junk” or “high yield” bonds, including securities in default)), inflation-protected securities, bank loans, and cash or money market instruments.
The Fund’s equity allocation may include equity exposures chosen by reference to, for example, style (including both value and growth funds), market capitalization (including both large-cap and small-cap funds), global investments (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may include exposures chosen by reference to, for example, sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including securities below investment grade (“junk” or “high yield” bonds, including securities in default), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of MML Advisers.
MML Advisers will typically rebalance to these strategic targets on a quarterly basis. MML Advisers may at any time reassess and make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment objective and strategy, including revising the weightings among the investments described above and adding or removing ETFs from the asset allocation strategy. Actual allocations between equity and fixed income investments will typically not vary from the Fund’s target asset allocations by more than 10%, although MML Advisers may determine in light

*
iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal. BlackRock will place, and oversee the execution of, trades as directed by MML Advisers to implement the asset allocation strategy.
ETFs in which the Fund invests may use derivatives contracts to achieve their investment objectives. Use of derivatives by an ETF may create investment leverage.
An ETF may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an ETF may be restricted as to resale or otherwise considered to be illiquid. The Fund or an ETF may enter into repurchase agreement transactions. The Fund will bear a pro rata share of the ETFs’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the ETFs.
Through its investments in ETFs, the Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. A description of the ETFs in which the Fund expects to invest is included in Appendix D of the Statement of Additional Information (“SAI”).
Because the Fund will invest substantially all of its assets in ETFs advised by an affiliate of BlackRock, the Fund will not invest in ETFs advised or sponsored by others, even if they are less expensive or have better historical performance records. BlackRock does not receive a subadvisory fee for its services; it does, however, receive fees from the ETFs in which the Fund invests. MML Advisers might be seen to be subject to a conflict of interest, having an interest in selecting ETFs to provide an appropriate level of revenue or other benefits to BlackRock. MML Advisers has advised the Fund that, as a fiduciary to the Fund, MML Advisers has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of MML Advisers, without regard to any benefit to BlackRock from the selection of different ETFs.

Principal Risks
Performance Information
The Fund began operations on February 11, 2022. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.